Label	Element	Value
GoodHaven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GoodHaven Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The GoodHaven Fund (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund’s investment advisor, GoodHaven Capital Management, LLC (“GoodHaven” or the “Advisor”) attempts to achieve the Fund’s investment objective by investing primarily in a focused portfolio of equity securities. When selecting such equity investments, the Advisor looks for certain attractive corporate characteristics, such as relatively high free cash flow yields, strong balance sheets, products or services that satisfy basic human needs, potential for long-term growth, and managers that have demonstrated skill in capital allocation and who have a significant ownership interest, although no particular characteristic is required for any specific investment. The Fund at times may hold significant cash holdings and significant fixed income investments. The amount of such holdings depends on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time. Further, maintaining liquidity in recent periods has allowed the Fund to avoid forced selling of investments to meet redemptions, while retaining the ability to invest opportunistically.
To help identify appropriate fixed-income investments, the Advisor generally looks for security issuers that are the subject of adverse publicity or stressed industry conditions; whose securities have declined in price despite reasonable future financial prospects; as well as issuers undergoing reorganization or bankruptcy where outstanding fixed-income securities may ultimately receive cash, new fixed-income securities, or an equity interest in a reorganized company. In addition, the Advisor may purchase money market mutual funds in lieu of holding large amounts of cash. In recent years, the negligible yield on money-market investments has made such investments unattractive, however short-term yields have risen in the last twelve months, increasing the likelihood that the Fund may employ money-market funds or other high-rated securities in lieu of cash.
The proportion of the Fund’s assets invested in each type of asset class varies from time to time based upon the Advisor’s assessment of the merits of specific security investments as well as general market and economic conditions. Although the Fund’s focus is long-term, the Fund expects to shift from time to time among various asset classes and market sectors based on the Advisor’s judgment. The Fund may also invest in companies of any size market capitalization. At any given time, the Fund may invest up to 100% of its net assets in foreign securities including up to 50% of its net assets in emerging market securities. The Fund is non-diversified, meaning that the Fund invests a greater percentage of its assets in significantly fewer securities than a diversified fund.
The equity securities in which the Fund primarily invests include common and preferred stock (including, but not limited to, convertible preferred stock). However, the Fund may also invest in equity securities such as interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities and American Depositary Receipts (“ADRs”) or similar securities. The fixed-income securities in which the Fund may invest, include U.S. corporate debt securities, non‑U.S. corporate debt securities, bank debt (including bank loans and participations), municipal debt securities, U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money-market instruments. The Fund typically invests in fixed-income securities to benefit from prevailing total returns that the Advisor’s fundamental research indicates are higher than warranted, without focusing on the coupon, duration or maturity of a particular issue or credit rating of that issuer.
The Fund may also invest in “special situations” which include equity securities or fixed-income securities such as corporate or municipal debt, which may be in a distressed position as a result of economic or issuer specific developments. Fixed-income special situation investments may include high yield fixed-income securities, otherwise known as “junk bonds” (i.e., securities that are rated below investment grade by Standard & Poor’s Ratings Services (“S&P”) or by another nationally recognized statistical rating organization (“NRSRO”) or similar unrated securities) or municipal securities which may be rated below investment grade by S&P or by another NRSRO, or unrated securities. Special situations occur when the securities of a company or other entity are expected to appreciate within a reasonable time due to specific developments of that company or entity rather than from general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to:

•liquidations	•mergers
•reorganizations	•management changes
•recapitalizations	•technological developments
The Advisor may sell a security for a variety of reasons, including without limitation: (1) a security fails to meet the Advisor’s initial investment criteria; (2) an issuer-specific event, such as a proposed or completed acquisition or recapitalization changes the fundamental appeal of the company; (3) upon analysis, a new security is judged more attractive than a current holding; (4) a change in view with respect to company, industry or general market conditions; or (5) the need to meet investor redemptions of Fund shares.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The proportion of the Fund’s assets invested in each type of asset class varies from time to time based upon the Advisor’s assessment of the merits of specific security investments as well as general market and economic conditions. Although the Fund’s focus is long-term, the Fund expects to shift from time to time among various asset classes and market sectors based on the Advisor’s judgment. The Fund may also invest in companies of any size market capitalization. At any given time, the Fund may invest up to 100% of its net assets in foreign securities including up to 50% of its net assets in emerging market securities. The Fund is non-diversified, meaning that the Fund invests a greater percentage of its assets in significantly fewer securities than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the GoodHaven Fund. The bar chart below illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year. The table below illustrates how the Fund’s average annual total returns for the 1‑year, 5‑year and 10-year periods compare with that of a broad-based securities index. This comparison is provided to offer a broader market perspective. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.goodhavenfunds.com.
Prior to March 30, 2016, the GoodHaven Fund was a series of the Professionally Managed Portfolios Trust (the “Predecessor Fund”). On March 30, 2016, the Predecessor Fund was reorganized into the GoodHaven Fund, a series of The GoodHaven Funds Trust. Performance information shown prior to the close of business on March 30, 2016 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the GoodHaven Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.goodhavenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return:	Q2, 2020	20.89%

Lowest Quarterly Return:	Q1, 2020	-29.11%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns as of December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
GoodHaven Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired. In addition, even when securities are not impaired, concentration in specific securities may result in material divergence in performance when compared to large-cap equity indexes due to security specific or industry specific developments over the short-term.
GoodHaven Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There is the risk that you could lose all or a portion of your investment in the Fund.
GoodHaven Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Advisor’s implementation of the Fund’s investment strategies may result in the failure to meet the Fund’s investment objective.
GoodHaven Fund | Small- And Medium-Sized Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small- and Medium-Sized Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
GoodHaven Fund | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in price. These fluctuations may cause an individual security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. Past equity market fluctuations have led to significant drawdowns which could cause the Fund’s overall portfolio to decline materially in value.
GoodHaven Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
GoodHaven Fund | ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs Risk. Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.
GoodHaven Fund | Bank Debt Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Bank Debt Risk. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.
GoodHaven Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. If issuers of fixed-income securities in which the Fund invests experience unanticipated financial problems, their securities are likely to decline in value.
GoodHaven Fund | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.
GoodHaven Fund | Epidemic And Pandemic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Epidemic and Pandemic Risk: Significant market disruptions, such as those caused by the COVID-19 (commonly referred to as "coronavirus") pandemic, war (e.g. Russia's invasion of Ukraine, Israeli-Palestinian conflict), or other events, can adversely affect local and global markets and normal market operations. The COVID-19 pandemic caused significant economic disruption in recent years as countries worked to limit the negative health impacts of the virus. While the virus appears to be entering an endemic stage, significant outbreaks or new variants present a continued risk to the global economy. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. Continuing market volatility as a result of these or other events may have adverse effects on the Fund's investments and lead to losses.
GoodHaven Fund | Foreign Securities And Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities and Emerging Markets Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.
GoodHaven Fund | High Yield Securities/Junk Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High Yield Securities/Junk Bond Risk. The value of fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security, and changes in value based on public perception of the issuer.
GoodHaven Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. There is a risk that fixed-income securities will decline in value because of changes in interest rates. Generally, when interest rates rise, the value of fixed-income securities fall. The negative impact on fixed-income securities from rate increases could be swift and significant.
GoodHaven Fund | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. Securities issued by governmental entities on behalf of political subdivisions, agencies, other municipal entities, or private parties may decline as a result of a weakened capacity to make principal and interest payments under certain economic conditions or other circumstances. Moreover, a change to the tax treatment of municipal securities under Federal law could have an adverse impact on prices of these securities.
GoodHaven Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.
GoodHaven Fund | REIT Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.
GoodHaven Fund | Rights Or Warrants Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rights or Warrants Risk. The risks of a warrant may be similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that the Fund will lose its entire investment in a warrant. The Fund’s failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund’s interest in the issuing company.

GoodHaven Fund | Special Situations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all.
GoodHaven Fund | Uninvested Cash Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Uninvested Cash Risk. When the Fund holds a significant amount of cash and highly-rated short-term fixed income securities, it may not meet its investment objective and the Fund’s performance may significantly lag that of market indexes which, by definition, are composed of groups of securities without a cash component. In recent years, cash and equivalents have been a material component of total Fund assets, which has negatively affected Fund performance compared to any index which has no cash component and where the price of that index has risen materially.
GoodHaven Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
GoodHaven Fund | GoodHaven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GOODX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
Annual Return 2014	rr_AnnualReturn2014	(8.93%)
Annual Return 2015	rr_AnnualReturn2015	(18.44%)
Annual Return 2016	rr_AnnualReturn2016	20.13%
Annual Return 2017	rr_AnnualReturn2017	3.95%
Annual Return 2018	rr_AnnualReturn2018	(9.76%)
Annual Return 2019	rr_AnnualReturn2019	19.03%
Annual Return 2020	rr_AnnualReturn2020	6.33%
Annual Return 2021	rr_AnnualReturn2021	35.97%
Annual Return 2022	rr_AnnualReturn2022	(11.51%)
Annual Return 2023	rr_AnnualReturn2023	34.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.06%
5 Years	rr_AverageAnnualReturnYear05	15.34%
10 Years	rr_AverageAnnualReturnYear10	5.50%
GoodHaven Fund | GoodHaven Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	33.58%
5 Years	rr_AverageAnnualReturnYear05	15.14%
10 Years	rr_AverageAnnualReturnYear10	5.20%
GoodHaven Fund | GoodHaven Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	4.31%

[1]	Other Expenses includes the Fund’s Support Services Agreement fee of up to 0.20% which was adopted to include the Fund’s customary day-to-day expenses such as custodial, transfer agency, administration, legal and audit fees. The Support Services Agreement fee does not include (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, acquired fund fees and expenses, or transaction charges, (b) taxes, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings, or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation.